Quarterly portfolio holdings
John Hancock
Strategic Income Opportunities Fund
Fixed income
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.4%					$208,309,147
(Cost $221,866,282)
U.S. Government 3.7%					91,870,359
U.S. Treasury
Bond	2.375	02-15-42		2,230,000	1,617,795
Bond	2.750	11-15-42		7,610,000	5,751,198
Bond	3.000	02-15-49		43,745,000	31,657,024
Bond	3.000	08-15-52		2,180,000	1,532,216
Note	2.750	08-15-32		21,990,000	20,212,761
Note	3.500	02-15-33		23,250,000	22,210,107
Note	4.250	08-15-35		9,000,000	8,889,258
U.S. Government Agency 4.7%					116,438,788
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55		7,938,369	7,891,142
30 Yr Pass Thru	5.000	12-01-55		8,698,994	8,620,057
30 Yr Pass Thru	5.500	02-01-55		5,124,838	5,212,582
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54		7,744,607	7,713,054
30 Yr Pass Thru	5.500	02-01-54		5,805,847	5,863,521
30 Yr Pass Thru	5.500	03-01-54		7,761,350	7,882,107
30 Yr Pass Thru	5.500	04-01-54		17,322,365	17,483,616
30 Yr Pass Thru	5.500	10-01-54		11,224,128	11,398,762
30 Yr Pass Thru	5.500	11-01-54		7,226,058	7,349,778
30 Yr Pass Thru	5.500	12-01-54		7,309,999	7,458,000
30 Yr Pass Thru	5.500	01-01-55		7,718,950	7,863,169
30 Yr Pass Thru	5.500	01-01-55		6,603,829	6,731,341
30 Yr Pass Thru	5.500	01-01-55		6,691,066	6,742,897
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		2,186,803	2,059,734
30 Yr Pass Thru	4.000	10-20-52		1,489,717	1,403,153
30 Yr Pass Thru	4.000	11-20-52		2,152,958	2,027,855
30 Yr Pass Thru	4.500	08-20-52		842,813	818,176

30 Yr Pass Thru	4.500	12-20-52		1,977,656	1,919,844
Foreign government obligations 16.8%					$413,496,339
(Cost $418,751,758)
Australia 3.6%					89,814,122
Airservices Australia	2.200	05-15-30	AUD	6,660,000	4,297,610
Airservices Australia	5.400	11-15-28	AUD	6,010,000	4,357,356
Commonwealth of Australia	4.250	03-21-36	AUD	10,270,000	7,041,569
New South Wales Treasury Corp.	4.250	02-20-36	AUD	11,990,000	7,859,102
New South Wales Treasury Corp.	4.750	09-20-35	AUD	14,510,000	9,958,089
New South Wales Treasury Corp.	4.750	02-20-37	AUD	4,495,000	3,027,340
New South Wales Treasury Corp.	5.250	02-24-38	AUD	7,385,000	5,135,302
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,530,000	4,076,327
Queensland Treasury Corp. (A)	3.375	03-18-36	EUR	3,485,000	4,046,051
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	3,790,000	2,544,711
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,425,000	3,822,171
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	5,810,000	4,007,189
Treasury Corp. of Victoria	2.000	11-20-37	AUD	14,735,000	7,316,749
Treasury Corp. of Victoria	2.250	11-20-41	AUD	6,210,000	2,793,532
Treasury Corp. of Victoria	4.250	12-20-32	AUD	7,730,000	5,300,032
Treasury Corp. of Victoria	4.750	09-15-36	AUD	8,990,000	6,068,572
Treasury Corp. of Victoria	5.000	11-20-40	AUD	4,615,000	3,018,964
Treasury Corp. of Victoria	5.250	09-15-38	AUD	7,470,000	5,143,456
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil 1.2%					$29,999,118
Federative Republic of Brazil	10.000	01-01-27	BRL	59,620,000	12,051,804
Federative Republic of Brazil	10.000	01-01-29	BRL	94,005,000	17,947,314
Canada 1.3%					31,589,222
CDP Financial, Inc.	4.200	12-02-30	CAD	4,370,000	3,295,829
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,230,000	2,219,121
Government of Canada	0.500	12-01-30	CAD	1,835,000	1,191,110
Government of Canada	2.750	05-01-27	CAD	5,385,000	3,913,143
Government of Canada	3.500	09-01-29	CAD	3,985,000	2,942,104
OMERS Finance Trust (A)	3.250	01-28-35	EUR	1,735,000	2,006,441
Province of British Columbia	4.200	07-06-33		5,505,000	5,407,443
Province of Ontario	3.450	06-02-45	CAD	6,850,000	4,337,762
Province of Quebec	4.500	09-08-33		6,272,000	6,276,269
China 0.1%					3,546,346
People’s Republic of China	2.690	08-12-26	CNY	23,910,000	3,546,346
Czech Republic 0.7%					16,275,250
Czech Republic	3.500	05-30-35	CZK	253,110,000	11,092,351
Czech Republic	4.250	10-24-34	CZK	111,220,000	5,182,899
Finland 0.1%					1,200,436
Kuntarahoitus OYJ (3 month NIBOR + 1.500%) (B)	5.880	01-11-27	NOK	11,000,000	1,200,436
India 0.6%					13,980,166
Republic of India	6.010	07-21-30	INR	202,310,000	2,078,308
Republic of India	6.100	07-12-31	INR	190,250,000	1,927,368
Republic of India	6.330	05-05-35	INR	449,630,000	4,528,003
Republic of India	6.450	10-07-29	INR	90,950,000	947,285
Republic of India	7.100	04-18-29	INR	422,610,000	4,499,202
Indonesia 0.9%					22,437,085
Republic of Indonesia	1.100	03-12-33	EUR	2,169,000	2,069,477
Republic of Indonesia	3.050	03-12-51		865,000	554,325
Republic of Indonesia	4.460	03-04-38	EUR	3,160,000	3,568,192
Republic of Indonesia	6.375	04-15-32	IDR	144,906,000,000	7,922,393
Republic of Indonesia	6.500	07-15-30	IDR	73,209,000,000	4,045,545
Republic of Indonesia	6.500	02-15-31	IDR	71,755,000,000	3,983,266
Republic of Indonesia	8.750	05-15-31	IDR	4,856,000,000	293,887
Japan 0.7%					18,199,067
Government of Japan	0.600	12-01-26	JPY	2,903,400,000	18,199,067
Malaysia 0.7%					17,819,302
Government of Malaysia	3.237	03-15-29	MYR	21,965,000	5,538,607
Government of Malaysia	3.336	05-15-30	MYR	24,350,000	6,135,898
Government of Malaysia	4.232	06-30-31	MYR	23,490,000	6,144,797
Mexico 1.1%					26,535,721
Government of Mexico	3.875	05-16-31	EUR	7,935,000	9,158,519
Government of Mexico	8.000	04-15-32	MXN	314,180,000	17,377,202
New Zealand 2.3%					57,579,968
Government of New Zealand	0.250	05-15-28	NZD	13,080,000	7,352,513
Government of New Zealand	1.750	05-15-41	NZD	7,620,000	3,049,032
Government of New Zealand	2.000	05-15-32	NZD	9,965,000	5,280,614
Government of New Zealand	3.500	04-14-33	NZD	27,530,000	15,719,776
Government of New Zealand	4.250	05-15-34	NZD	34,735,000	20,631,720
Government of New Zealand	4.500	05-15-35	NZD	7,325,000	4,400,142
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	1,600,000	1,146,171
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Norway 1.3%					$31,557,349
City of Oslo (3 month NIBOR + 0.178%) (B)	4.708	02-12-29	NOK	54,000,000	5,836,575
Kingdom of Norway (A)	1.250	09-17-31	NOK	60,690,000	5,606,125
Kingdom of Norway (A)	2.125	05-18-32	NOK	130,510,000	12,479,207
Kingdom of Norway (A)	3.000	08-15-33	NOK	32,715,000	3,256,345
Kingdom of Norway (A)	3.750	06-12-35	NOK	42,250,000	4,379,097
Philippines 1.6%					38,896,772
Republic of the Philippines	6.000	08-20-30	PHP	448,000,000	6,957,574
Republic of the Philippines	6.250	02-28-29	PHP	295,950,000	4,718,919
Republic of the Philippines	6.375	07-27-30	PHP	669,820,000	10,434,077
Republic of the Philippines	6.500	05-19-29	PHP	647,800,000	10,302,098
Republic of the Philippines	6.750	09-15-32	PHP	418,690,000	6,484,104
United Kingdom 0.6%					14,066,415
Government of the United Kingdom	3.750	03-07-27	GBP	1,390,000	1,867,027
Government of the United Kingdom	4.125	07-22-29	GBP	3,935,000	5,278,344

Government of the United Kingdom	4.250	07-31-34	GBP	5,295,000	6,921,044
Corporate bonds 43.4%					$1,068,973,433
(Cost $1,083,331,065)
Communication services 4.5%					110,140,230
Diversified telecommunication services 1.5%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,000,000	4,224,474
NBN Company, Ltd.	3.375	11-29-32	EUR	2,730,000	3,175,894
NBN Company, Ltd.	4.375	03-15-33	EUR	3,535,000	4,344,987
NBN Company, Ltd.	5.000	08-28-31	AUD	17,410,000	12,317,355
NBN Company, Ltd.	5.350	03-06-35	AUD	7,510,000	5,283,704
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56		8,415,000	8,541,789
Interactive media and services 0.7%
Alphabet, Inc.	3.625	05-11-34	EUR	5,725,000	6,734,642
Alphabet, Inc.	4.625	11-13-32	GBP	6,322,000	8,384,495
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,828,365
Media 1.3%
Charter Communications Operating LLC	5.125	07-01-49		9,500,000	7,308,854
Charter Communications Operating LLC	5.750	04-01-48		7,110,000	5,981,197
News Corp. (A)	3.875	05-15-29		2,185,000	2,118,595
Sirius XM Radio LLC (A)	4.125	07-01-30		1,402,000	1,321,656
Sirius XM Radio LLC (A)(C)	5.875	04-15-32		12,050,000	11,994,642
Virgin Media Secured Finance PLC	4.250	01-15-30	GBP	1,825,000	2,200,519
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	2.700	03-15-32		2,155,000	1,921,069
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		10,570,000	8,838,659
Vmed O2 UK Financing I PLC (A)	4.500	07-15-31	GBP	4,190,000	4,720,754
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,535,000	3,846,790
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33		4,605,000	4,051,790
Consumer discretionary 2.4%					58,833,338
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32		11,924,000	10,580,760
Ford Motor Credit Company LLC	4.000	11-13-30		550,000	519,633
Ford Motor Credit Company LLC	4.480	07-08-31	EUR	3,595,000	4,261,930
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,175,000	5,641,102
Ford Motor Credit Company LLC	6.184	08-29-31	GBP	3,945,000	5,398,055
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30		882,000	882,181
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)(D)	6.500	09-30-28		1,291,000	1,285,913
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.2%
Carnival Corp., Ltd. (A)	5.750	01-15-30	EUR	3,195,000	$3,938,850
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		1,860,000	1,707,421
NCL Corp., Ltd. (A)	6.750	02-01-32		5,050,000	5,004,299
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		7,568,000	7,672,262
Travel + Leisure Company (A)	4.500	12-01-29		3,312,000	3,200,837
Travel + Leisure Company (A)	6.125	09-01-33		3,895,000	3,828,103
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	4,911,992
Consumer staples 2.4%					59,305,380
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	5.625	03-01-34		3,490,000	3,410,396
Food products 2.3%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		6,355,000	6,325,724
Darling Ingredients, Inc. (A)	6.000	06-15-30		6,900,000	6,966,958
JBS NV	5.750	04-01-33		1,097,000	1,128,012
Kraft Heinz Foods Company	3.250	03-15-33	EUR	6,025,000	6,802,375
Kraft Heinz Foods Company	4.375	06-01-46		2,210,000	1,774,325
Kraft Heinz Foods Company	6.875	01-26-39		4,310,000	4,723,191
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,575,000	3,955,750
MARB BondCo PLC (A)	3.950	01-29-31		6,911,000	6,165,557
Mars, Inc. (A)	5.200	03-01-35		2,155,000	2,169,508
Post Holdings, Inc. (A)	6.250	10-15-34		2,768,000	2,743,237
Post Holdings, Inc. (A)	6.375	03-01-33		8,865,000	8,839,450
Post Holdings, Inc. (A)	6.500	03-15-36		4,335,000	4,300,897
Energy 6.7%					164,953,486
Oil, gas and consumable fuels 6.7%
Aker BP ASA (A)	5.125	10-01-34		3,680,000	3,621,796
BP Capital Markets PLC (6.000% to 2-19-30, then 5 Year United Kingdom GILT Rate + 1.731% to 2-19-35, then 5 Year United Kingdom GILT Rate + 1.981% to 2-19-50, then 5 Year United Kingdom GILT Rate + 2.731%) (D)	6.000	11-19-29	GBP	4,175,000	5,696,709
Cenovus Energy, Inc.	5.400	06-15-47		5,268,000	4,883,428
Cenovus Energy, Inc.	6.750	11-15-39		14,743,000	16,291,344
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,120,000	1,183,106
Continental Resources, Inc. (A)	2.875	04-01-32		7,671,000	6,774,448
Continental Resources, Inc.	4.900	06-01-44		5,561,000	4,574,415
Continental Resources, Inc. (A)	5.750	01-15-31		3,425,000	3,495,603
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		5,475,000	5,843,577
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		6,970,000	7,971,429
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		6,715,000	6,932,304
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,520,000	5,872,623
EQT Corp. (A)	3.625	05-15-31		6,930,000	6,519,025
EQT Corp.	5.750	02-01-34		1,945,000	2,009,897
Occidental Petroleum Corp.	6.200	03-15-40		9,455,000	9,934,056
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,520,338
Occidental Petroleum Corp.	7.500	05-01-31		1,115,000	1,243,092
Ovintiv, Inc.	6.500	08-15-34		6,925,000	7,462,791
Ovintiv, Inc.	6.500	02-01-38		6,940,000	7,369,453
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56		3,435,000	3,453,175
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,548,060
SM Energy Company (A)	8.750	07-01-31		6,075,000	6,359,498
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		3,885,000	4,146,243
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(D)	7.875	09-18-30		5,695,000	5,947,782
The Williams Companies, Inc.	5.300	09-30-35		3,158,000	3,163,709
TransCanada PipeLines, Ltd.	6.200	10-15-37		4,033,000	4,285,121
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		6,910,000	$7,118,530
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,726,000	1,985,982
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		4,915,000	4,865,987
Var Energi ASA (A)	6.500	05-22-35		3,630,000	3,853,782
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29		9,140,000	9,026,183
Financials 14.3%					351,383,303
Banks 11.9%
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	519,900,000	5,316,398
Banco Bilbao Vizcaya Argentaria SA (7.125% to 5-8-33, then 5 Year CMT + 2.985%) (D)	7.125	05-08-33		8,030,000	8,092,465
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (D)	7.250	12-03-35		18,580,000	18,706,194
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30		7,310,000	7,554,841
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		6,160,000	6,266,026
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		13,635,000	14,308,187
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	7,500,000	5,691,274
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)(D)	7.625	03-15-35		4,862,000	5,120,804
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(D)	6.875	12-15-33		4,445,000	4,415,783
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(D)	7.200	04-17-36		3,470,000	3,474,657
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(D)	7.375	09-10-34		4,190,000	4,341,569
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86		6,235,000	6,226,464
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%) (C)	7.000	10-28-85		6,125,000	6,305,485
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35		4,710,000	4,957,275
European Bank for Reconstruction & Development	6.300	10-26-27	INR	245,200,000	2,513,083
First Citizens BancShares, Inc. (6.254% to 3-12-35, then 5 Year CMT + 1.970%)	6.254	03-12-40		7,265,000	7,154,520
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30		12,282,000	12,337,380
First Financial Bancorp (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%)	6.375	12-01-35		4,015,000	4,026,293
First Interstate BancSystem, Inc. (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%)	7.625	06-15-35		3,125,000	3,281,250
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,134,674
Flagstar Bank NA (3 month CME Term SOFR + 3.042%) (B)(C)	6.695	11-06-28		2,390,000	2,286,096
HSBC Holdings PLC (Overnight SOFR + 1.570%) (B)(C)	5.139	05-13-31		7,595,000	7,763,837
HSBC Holdings PLC (7.000% to 3-24-36, then 5 Year CMT + 2.798%) (D)	7.000	09-24-35		6,610,000	6,744,586
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (D)	7.050	06-05-30		1,015,000	1,039,566
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30		11,264,000	11,265,262
ING Groep NV (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%) (D)	7.000	11-16-32		5,605,000	5,766,295
Inter-American Development Bank	7.350	10-06-30	INR	434,000,000	4,494,468
International Bank for Reconstruction & Development	6.500	04-17-30	INR	419,800,000	4,235,961
International Bank for Reconstruction & Development	6.850	04-24-28	INR	302,500,000	3,116,391
International Development Association	1.750	02-17-27	NOK	9,600,000	1,016,890
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)(D)	6.625	09-27-35		7,445,000	7,315,424
Nordic Investment Bank	4.000	11-04-26	NOK	10,000,000	1,077,797
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36		7,685,000	7,632,684
Popular, Inc.	7.250	03-13-28		3,450,000	3,568,901
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,240,000	4,546,540
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	14,215,000	10,202,651
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	6,105,898
Royal Bank of Canada (6.500% to 5-24-33, then 5 Year CMT + 2.450%)	6.500	05-24-86		10,995,000	10,868,854
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		1,790,000	1,834,421
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		900,000	933,837
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35		5,380,000	5,390,635
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(D)	7.125	07-15-35		4,625,000	4,592,229
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(D)	8.125	11-21-29		8,980,000	9,440,225
South State Bank NA (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	3,175,550
Southside Bancshares, Inc. (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%)	7.000	08-15-35		6,310,000	6,409,269
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(C)(D)	7.000	11-14-35		6,375,000	6,450,117
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		9,810,000	$9,907,197
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		2,045,000	2,135,821
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (D)	3.400	09-15-26		4,165,000	4,134,558
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		2,430,000	2,522,350
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		601,000	593,960
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	3,550,000	4,207,603
Capital markets 1.6%
MSCI, Inc. (A)	3.625	09-01-30		2,425,000	2,298,881
MSCI, Inc. (A)	3.625	11-01-31		2,600,000	2,414,930
MSCI, Inc.	5.150	03-15-36		5,830,000	5,667,852
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (D)	6.100	06-01-31		4,020,000	4,024,748
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(D)	7.000	01-08-36		16,440,000	16,589,440
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(D)	7.125	08-10-34		7,020,000	7,140,569
Financial services 0.1%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	3,755,000	3,522,190
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,724,198
Health care 1.8%					43,864,039
Health care providers and services 1.3%
Centene Corp.	2.500	03-01-31		5,735,000	4,996,042
Centene Corp.	3.000	10-15-30		8,670,000	7,813,479
Centene Corp.	3.375	02-15-30		6,940,000	6,449,087
Centene Corp.	4.625	12-15-29		1,835,000	1,787,231
HCA, Inc.	5.600	04-01-34		7,835,000	8,021,570
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,594,000	1,519,004
Rede D’Or Finance Sarl (A)(C)	4.950	01-17-28		711,000	704,067
Pharmaceuticals 0.5%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,278,249
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	5,510,000	6,532,251
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46		2,313,000	1,763,059
Industrials 2.9%					72,005,328
Aerospace and defense 0.8%
DAE Funding LLC (A)	3.375	03-20-28		560,000	542,182
The Boeing Company	5.805	05-01-50		5,275,000	5,222,181
TransDigm, Inc. (A)	6.250	01-31-34		1,945,000	1,990,715
TransDigm, Inc. (A)	6.750	01-31-34		2,280,000	2,336,658
TransDigm, Inc. (A)	7.125	12-01-31		9,380,000	9,741,884
Construction and engineering 0.2%
AECOM (A)	6.000	08-01-33		5,935,000	5,944,205
Machinery 0.6%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		14,075,000	13,962,857
Passenger airlines 0.4%
American Airlines, Inc. (A)	5.750	04-20-29		4,340,000	4,335,182
JetBlue Airways Corp. (A)(C)	9.875	09-20-31		7,210,000	6,632,057
Professional services 0.2%
CACI International, Inc. (A)	6.375	06-15-33		3,745,000	3,830,090
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56		5,930,000	6,043,441
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		4,130,000	4,280,872
United Rentals North America, Inc.	3.875	02-15-31		5,295,000	5,007,274
United Rentals North America, Inc.	4.000	07-15-30		2,235,000	2,135,730
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Information technology 1.1%					$28,164,813
IT services 0.6%
CoreWeave, Inc. (A)	9.250	06-01-30		10,220,000	10,426,726
Gartner, Inc. (A)	3.750	10-01-30		3,565,000	3,280,711
Software 0.3%
Cloud Software Group, Inc. (A)	6.625	08-15-33		9,083,000	8,267,241
Technology hardware, storage and peripherals 0.2%
Dell International LLC	8.350	07-15-46		4,893,000	6,190,135
Materials 2.4%					58,597,197
Construction materials 0.1%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		1,630,000	1,659,770
Quikrete Holdings, Inc. (A)	6.750	03-01-33		627,000	636,012
Containers and packaging 0.1%
Sword Purchaser LLC (A)	8.250	04-15-33		2,180,000	2,245,036
Metals and mining 2.2%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		12,137,000	12,197,260
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		9,975,000	10,245,089
Cleveland-Cliffs, Inc. (A)	7.625	01-15-34		5,925,000	6,097,649
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,411,912
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		3,782,000	4,023,889
Freeport-McMoRan, Inc.	5.450	03-15-43		18,605,000	18,080,580
Real estate 0.8%					20,705,337
Office REITs 0.0%
Boston Properties LP (C)	5.750	01-15-35		1,095,000	1,106,987
Specialized REITs 0.8%
American Tower Corp.	3.625	05-30-32	EUR	2,565,000	3,000,776
SBA Tower Trust (A)	6.599	01-15-28		5,880,000	5,951,961
VICI Properties LP (A)	4.125	08-15-30		4,265,000	4,093,283
VICI Properties LP	5.625	04-01-35		6,530,000	6,552,330
Utilities 4.1%					101,020,982
Electric utilities 2.2%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		8,275,000	8,846,530
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,045,000	1,088,286
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56		8,024,000	8,132,942
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		6,045,000	6,002,342
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,955,000	2,036,068
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56		8,320,000	8,339,361
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		6,970,000	7,214,745
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		1,550,000	1,605,656
NRG Energy, Inc. (A)	6.000	01-15-36		5,090,000	5,056,009
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		4,735,000	4,846,817
Gas utilities 0.1%
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56		3,065,000	3,059,523
Independent power and renewable electricity producers 0.9%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		21,510,000	21,935,103
Multi-utilities 0.9%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		2,665,000	2,739,228
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,191,053
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		4,300,000	4,458,760
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		4,490,000	4,780,110

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,688,449
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 1.8%				$44,817,571
(Cost $40,024,066)
Consumer discretionary 0.3%				6,877,280
Specialty retail 0.3%
Burlington Stores, Inc.	1.250	12-15-27	4,240,000	6,877,280
Utilities 1.5%				37,940,291
Electric utilities 1.0%
Duke Energy Corp. (A)	3.000	03-15-29	4,790,000	4,726,293
Exelon Corp. (A)	3.250	03-15-29	4,595,000	4,624,868
FirstEnergy Corp. (A)	3.875	01-15-31	6,200,000	6,810,700
The Southern Company	3.250	06-15-28	2,775,000	2,783,325
TXNM Energy, Inc.	5.750	06-01-54	4,120,000	5,571,064
Multi-utilities 0.5%
CenterPoint Energy, Inc. (A)	3.000	08-01-28	9,465,000	9,867,263

CMS Energy Corp. (A)	3.125	05-01-31	3,555,000	3,556,778
Term loans (E) 11.3%				$279,279,379
(Cost $281,790,644)
Communication services 1.1%				28,097,188
Entertainment 1.1%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.450	09-30-31	4,651,000	4,654,860
Discovery Global Holdings, Inc., 2026 USD Term Loan B (F)	TBD	06-03-33	8,105,000	8,118,941
OAK-Eagle Acquireco, Inc., USD Term Loan B (F)	TBD	03-24-33	8,625,000	8,651,220
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.662	11-21-31	6,671,833	6,672,167
Consumer discretionary 2.1%				50,879,271
Automobile components 0.4%
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.098	01-28-32	9,969,900	9,974,885
Hotels, restaurants and leisure 1.1%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.370	04-06-28	384,000	384,960
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.370	06-22-30	4,276,860	4,286,483
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.334	11-08-30	2,945,000	2,957,163
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.490	03-15-28	3,061,304	3,067,671
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.370	09-20-30	6,125,261	6,134,816
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.620	12-14-29	8,691,405	8,670,024
Specialty retail 0.6%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	01-23-32	15,334,875	15,403,269
Consumer staples 0.7%				17,536,724
Food products 0.1%
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	10-28-32	2,430,000	2,436,950
Personal care products 0.6%
Opal US LLC, USD Term Loan B4 (3 month CME Term SOFR + 3.000%)	6.700	04-28-32	12,382,775	12,385,004
Prestige Brands, Inc., 2026 Term Loan B (F)	TBD	05-20-33	2,708,000	2,714,770
Energy 0.3%				6,994,724
Oil, gas and consumable fuels 0.3%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%)	5.353	02-11-30	6,994,724	6,994,724
Financials 0.1%				2,608,845
Financial services 0.1%
Superannuation & Investments US LLC, 2026 Term Loan (1 month CME Term SOFR + 2.500%)	6.120	12-01-28	2,601,690	2,608,845
Health care 0.8%				20,305,527
Health care equipment and supplies 0.8%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.924	04-07-33	8,990,000	8,895,515
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.364	10-23-30	11,410,012	$11,410,012
Industrials 3.6%				89,120,349
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.120	02-28-31	1,794,441	1,798,999
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.120	01-19-32	1,297,887	1,301,080
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%)	5.870	03-22-30	1,139,773	1,142,269
Building products 0.0%
Advanced Drainage Systems, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.625%)	5.274	02-28-33	1,030,000	1,038,240
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.120	10-08-32	2,384,025	2,398,067
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	03-03-32	1,475,000	1,475,369
Construction and engineering 0.2%
AECOM, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.120	04-18-31	4,929,685	4,947,481
Ground transportation 0.3%
GB AIT Buyer, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	7.913	04-29-33	8,585,000	8,598,393
Machinery 0.5%
LSF12 Helix Parent LLC, USD Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	02-10-33	11,512,333	11,434,625
Passenger airlines 1.5%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.925	04-20-28	4,897,805	4,875,079
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.425	05-28-32	6,296,400	6,295,644
American Airlines, Inc., 2026 1st Lien Term Loan B (F)	TBD	05-20-33	6,995,000	6,925,050
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.425	10-15-31	3,785,783	3,766,854
AS Mileage Plan IP, Ltd., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.651	05-12-33	3,105,000	3,097,238
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.435	08-27-29	6,742,383	5,882,729
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.358	02-22-31	5,573,935	5,572,207
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	10-30-31	7,207,602	7,218,846
Trading companies and distributors 0.3%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.620	05-21-32	6,940,125	6,940,125
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.120	02-14-31	1,086,655	1,094,577
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.620	10-31-31	2,395,949	2,403,328
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.620	10-31-31	911,343	914,149
Information technology 0.8%				20,023,073
IT services 0.2%
Kaseya, Inc., 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.913	03-22-32	6,269,677	5,431,986
Software 0.6%
Clearwater Analytics LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.584	04-21-32	6,646,600	6,638,292
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	6.950	03-21-31	8,474,213	7,952,795
Materials 1.4%				33,636,800
Chemicals 0.3%
Bond US Bidco 1, Inc., Term Loan B (F)	TBD	05-06-33	6,180,000	6,190,630
Construction materials 0.6%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	02-10-32	14,103,566	14,104,271
Containers and packaging 0.5%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	04-01-32	7,977,703	7,531,989
Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.620	04-11-33	5,965,000	5,809,910
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities 0.4%					$10,076,878
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	5.419	04-16-31		10,068,521	10,076,878

Collateralized mortgage obligations 5.8%					$142,523,048
(Cost $141,832,467)
Commercial and residential 3.7%					90,191,544
A&D Mortgage Trust
Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter) (A)	5.165	03-25-71		3,855,865	3,809,029
Series 2026-NQM3, Class A1 (A)(G)	5.080	04-25-71		8,015,267	7,971,213
Angel Oak Mortgage Trust LLC
Series 2026-1, Class A1 (A)(G)	4.747	02-25-71		5,401,398	5,340,628
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49		665,743	649,613
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) (A)(B)	5.227	12-15-42		2,745,000	2,748,431
BOS Trust
Series 2026-LYRK, Class D (A)(G)	6.394	05-11-41		960,000	947,343
BX Commercial Mortgage Trust
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(B)	5.019	03-15-41		921,339	922,779
BX Trust
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%) (A)(B)	6.377	12-15-44		2,445,000	2,441,944
Series 2026-CIP, Class C (1 month CME Term SOFR + 1.650%) (A)(B)	5.300	05-15-38		1,545,000	1,549,828
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.699	02-25-61		4,038,185	3,998,743
Series 2026-NQM4, Class A1 (A)(G)	5.485	04-25-71		3,399,506	3,409,449
FirstMac Mortgage Funding Trust
Series 2024-4, Class A1 (1 month BBSW + 1.080%) (B)	5.378	02-18-56	AUD	4,867,080	3,502,552
Series 2025-3, Class A1-A (1 month BBSW + 0.950%) (B)	5.254	10-13-57	AUD	3,463,614	2,485,191
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37		2,494,056	40,387
Series 2007-4, Class ES IO	0.350	07-19-37		2,486,524	37,723
Series 2007-6, Class ES IO (A)	0.343	08-19-37		2,716,389	46,734
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%) (A)(B)	5.377	03-15-42		4,395,000	4,395,000
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%) (A)(B)	5.877	03-15-42		1,745,000	1,744,999
JW Commercial Mortgage Trust
Series 2026-MRCO, Class D (1 month CME Term SOFR + 2.450%) (A)(B)	6.100	06-15-39		1,350,000	1,357,172
Life Mortgage Trust
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	5.421	05-15-39		8,390,000	7,551,000
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1 (A)(G)	4.734	01-26-71		3,768,402	3,725,974
Mortgage House RMBS Prime
Series 2024-2, Class A1L (1 month BBSW + 1.100%) (B)	5.404	05-13-57	AUD	3,212,842	2,313,226
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2 (5.206% to 3-1-30, then 6.206% thereafter) (A)	5.206	02-25-66		847,527	840,205
Series 2026-NQM5, Class M1 (A)(G)	5.915	04-25-66		2,055,000	2,040,542
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(B)	4.840	02-15-42		4,485,000	4,482,197
Progress Residential Trust
Series 2026-SFR1, Class D (A)	4.000	02-17-43		3,545,000	3,284,769
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41		7,650,000	7,952,499
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40		1,135,000	1,147,953
SLG Office Trust
Series 2026-OMA, Class E (A)(G)	6.956	04-15-41		4,475,000	4,503,782
Westpac Securitisation Trust
Series 2026-1, Class A (1 month BBSW + 0.830%) (B)	5.136	09-19-57	AUD	6,903,376	4,950,639
U.S. Government Agency 2.1%					52,331,504
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	5.612	04-25-42		541,871	543,216
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(B)	5.762	09-25-42		298,866	299,427
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(B)	5.612	03-25-44	7,030,000	$7,089,333
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%) (A)(B)	5.162	10-25-45	3,165,000	3,175,172
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(B)	5.262	02-25-45	4,900,000	4,907,634
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%) (A)(B)	8.112	11-25-45	6,940,000	6,991,700
Series 2026-MN13, Class M2 (30 day Average SOFR + 2.950%) (A)(B)	6.562	03-25-46	2,825,000	2,831,440
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)	10.477	02-25-40	2,456,000	2,541,716
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(B)	9.812	11-25-41	2,610,000	2,667,916
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(B)	6.612	04-25-42	5,766,000	5,843,495
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	6.112	09-25-42	428,975	432,302
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(B)	7.512	04-25-43	2,960,000	3,095,851
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(B)	6.312	07-25-43	2,230,000	2,285,750
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%) (A)(B)	5.212	02-25-45	5,769,000	5,785,175

Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (A)(B)	5.462	09-25-45	3,820,000	3,841,377
Asset-backed securities 2.5%				$62,775,553
(Cost $63,021,387)
Asset-backed securities 2.5%				62,775,553
AutoNation Finance Trust
Series 2025-1A, Class C (A)	5.190	12-10-30	600,000	605,287
Series 2026-1A, Class D (A)	5.070	01-11-34	2,650,000	2,625,959
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	2,710,000	2,708,097
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55	4,865,000	4,897,208
DataBank Issuer LLC
Series 2026-1A, Class B (A)	6.493	02-25-56	2,345,000	2,340,134
DB Master Finance LLC
Series 2025-1A, Class A2II (A)	5.165	08-20-55	2,985,000	2,950,429
Series 2026-1A, Class A2II (A)	5.432	05-20-56	5,550,000	5,550,000
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	2,085,000	2,061,273
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,050,100	2,931,247
Flexential Issuer LLC
Series 2025-2A, Class A2 (A)	6.460	10-25-60	3,335,000	3,328,195
Iskandar Enterprise LLC
Series 2026-1A, Class A23 (A)	5.538	04-17-56	3,625,000	3,602,250
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	4,757,775	4,806,459
Series 2026-1A, Class A2 (A)	5.481	02-15-56	4,269,300	4,203,939
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (A)	5.590	08-20-55	5,765,000	5,753,132
Series 2025-4A, Class C (A)	7.112	12-20-55	2,640,000	2,646,709
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,990,000	4,884,445
VB-S1 Issuer LLC
Series 2026-1A, Class F (A)	6.843	03-15-56	3,860,000	3,872,321
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,985,000	3,008,469

	Shares	Value
Preferred securities 5.9%		$146,229,334
(Cost $134,805,353)
Financials 3.1%		77,523,680
Banks 3.1%
Bank of Hawaii Corp., 8.000% (C)	218,875	5,762,979
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	495,050	12,544,567
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (C)	436,500	11,375,190
First Busey Corp., 8.250%	215,325	5,505,860
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%) (C)	423,050	10,343,573
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Horizon Corp., 6.750%	215,225	$5,369,864
Huntington Bancshares, Inc., 4.500%	625	10,381
Live Oak Bancshares, Inc., 8.375% (C)	135,550	3,440,259
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (C)	264,225	7,118,222
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	436,125	11,204,051
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	184,925	4,848,734
Industrials 0.6%		14,394,234
Aerospace and defense 0.2%
The Boeing Company, 6.000%	66,750	4,814,010
Trading companies and distributors 0.4%
QXO, Inc., 5.500%	196,800	9,580,224
Information technology 1.0%		25,871,427
Software 0.5%
Oracle Corp., 6.500%	218,700	14,018,670
Technology hardware, storage and peripherals 0.5%
Hewlett Packard Enterprise Company, 7.625%	107,100	11,852,757
Utilities 1.2%		28,439,993
Electric utilities 1.2%
NextEra Energy, Inc., 7.375%	322,300	15,257,682
PPL Corp., 7.000%	114,095	5,466,291
The Southern Company, 7.125% (C)	153,400	7,716,020

	Yield (%)	Shares	Value
Short-term investments 6.0%			$146,539,472
(Cost $146,555,022)
Short-term funds 6.0%			146,539,472
John Hancock Collateral Trust (H)	3.5217(I)	14,652,922	146,539,472

Total investments (Cost $2,531,978,044) 101.9%	$2,512,943,276
Other assets and liabilities, net (1.9%)	(47,049,893)
Total net assets 100.0%	$2,465,893,383

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	13

CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $606,779,406 or 24.6% of the fund’s net assets as of 5-31-26.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $30,645,619.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $31,347,491.
(I)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following country composition as a percentage of net assets on 5-31-26:
United States	65.7%
Canada	7.2%
Australia	5.2%
United Kingdom	3.4%
New Zealand	2.3%
Norway	1.6%
Philippines	1.6%
Spain	1.3%
Brazil	1.2%
Mexico	1.1%
Other countries	9.4%
TOTAL	100.0%
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	199	Long	Jun 2026	$29,606,198	$29,360,215	$(245,983)
10-Year Canada Government Bond Futures	27	Short	Sep 2026	(2,349,310)	(2,354,630)	(5,320)
10-Year U.S. Treasury Note Futures	526	Short	Sep 2026	(57,333,174)	(57,769,594)	(436,420)
Euro-BTP Italian Government Bond Futures	233	Short	Jun 2026	(32,589,496)	(32,343,484)	246,012
Euro-OAT Futures	80	Short	Jun 2026	(11,382,642)	(11,273,953)	108,689
U.S. Treasury Long Bond Futures	55	Short	Sep 2026	(6,088,581)	(6,172,031)	(83,450)
						$(416,472)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	33,203,901	USD	23,626,519	ANZ	6/17/2026	$231,771	—
AUD	12,102,322	USD	8,368,150	CITI	6/17/2026	327,837	—
AUD	12,257,009	USD	8,732,139	HUS	6/17/2026	74,998	—
AUD	12,528,260	USD	9,049,476	JPM	6/17/2026	—	$(47,435)
AUD	12,261,702	USD	8,853,562	MSCS	6/17/2026	—	(43,054)
AUD	12,261,702	USD	8,834,924	RBC	6/17/2026	—	(24,416)
AUD	26,522,109	USD	18,647,445	UBS	6/17/2026	409,718	—
CAD	2,166,584	USD	1,586,231	BARC	6/17/2026	—	(13,640)
EUR	11,356,000	GBP	9,904,729	SCB	6/24/2026	—	(79,707)
EUR	40,506,173	USD	47,166,052	BARC	6/17/2026	111,815	—
EUR	4,159,207	USD	4,894,582	BNY	6/17/2026	—	(40,052)
EUR	23,396,116	USD	27,298,117	CITI	6/17/2026	9,289	—
EUR	77,968,567	USD	91,620,916	HUS	6/17/2026	—	(617,811)
EUR	35,905,662	USD	41,901,310	JPM	6/17/2026	6,947	—
EUR	12,251,644	USD	14,362,426	MSCS	6/17/2026	—	(62,591)
EUR	15,607,365	USD	18,317,163	RBC	6/17/2026	—	(100,609)
EUR	37,044,177	USD	43,232,601	SSB	6/17/2026	4,504	—
GBP	9,854,987	EUR	11,356,000	SSB	6/24/2026	12,722	—
GBP	11,370,625	NZD	26,015,080	BARC	6/24/2026	—	(277,735)
GBP	11,370,625	NZD	25,782,494	MSCS	6/24/2026	—	(138,354)
GBP	11,334,583	NZD	25,526,162	RBC	6/24/2026	—	(33,278)
GBP	626,331	USD	850,383	CITI	6/17/2026	—	(6,928)
JPY	1,944,151,865	USD	12,361,475	BARC	6/17/2026	—	(139,252)
JPY	498,589,096	USD	3,148,052	CITI	6/17/2026	—	(13,592)
JPY	696,067,018	USD	4,383,338	GSI	6/17/2026	—	(7,401)
JPY	1,807,259,052	USD	11,373,125	HUS	6/24/2026	—	(4,945)
JPY	7,096,751,142	USD	44,883,333	RBC	6/24/2026	—	(242,725)
KRW	33,541,600,800	USD	22,212,000	CITI	6/24/2026	40,353	—
KRW	53,722,152,208	USD	35,843,945	SSB	6/24/2026	—	(203,300)
MXN	113,135,531	USD	6,425,782	BARC	6/17/2026	91,558	—
MXN	158,079,631	USD	8,828,552	RBC	6/17/2026	277,860	—
MXN	174,050,121	USD	9,789,776	SSB	6/17/2026	236,640	—
NOK	162,977,079	USD	16,713,864	JPM	6/17/2026	907,798	—
NOK	106,149,891	USD	11,488,083	SCB	6/17/2026	—	(10,779)
NZD	26,201,123	GBP	11,371,250	MSCS	6/24/2026	388,381	—
NZD	103,560,276	GBP	45,373,750	UBS	6/24/2026	957,727	—
NZD	21,874,506	USD	12,873,544	ANZ	6/17/2026	232,061	—
NZD	11,578,018	USD	6,818,411	CITI	6/17/2026	118,291	—
NZD	21,210,300	USD	12,486,695	HUS	6/17/2026	220,965	—
NZD	10,558,523	USD	6,245,947	JPM	6/17/2026	79,948	—
NZD	10,555,490	USD	6,272,811	MSCS	6/17/2026	51,267	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	10,558,523	USD	6,202,414	SCB	6/17/2026	$123,481	—
SGD	30,929,965	USD	24,273,646	BARC	6/17/2026	—	$(14,128)
SGD	21,049,729	USD	16,496,653	SCB	6/17/2026	13,429	—
USD	8,699,468	AUD	12,156,547	ANZ	6/17/2026	—	(35,482)
USD	7,203,671	AUD	10,293,979	JPM	6/17/2026	—	(192,953)
USD	89,320,624	AUD	125,080,340	MSCS	6/17/2026	—	(554,447)
USD	26,939,949	AUD	37,775,070	RBC	6/17/2026	—	(202,904)
USD	9,472,289	AUD	13,213,638	SCB	6/17/2026	—	(22,222)
USD	699,543	AUD	982,461	TD	6/17/2026	—	(6,394)
USD	17,325,168	AUD	24,564,969	UBS	6/17/2026	—	(325,714)
USD	35,149,305	CAD	47,563,126	CITI	6/17/2026	626,146	—
USD	205,471,545	EUR	176,658,182	BARC	6/17/2026	—	(719,796)
USD	26,186,696	EUR	22,673,454	CITI	6/17/2026	—	(277,235)
USD	12,703,598	EUR	11,024,366	GSI	6/17/2026	—	(163,787)
USD	28,778,306	EUR	24,782,820	HUS	6/17/2026	—	(147,628)
USD	47,003,953	EUR	40,363,756	JPM	6/17/2026	—	(107,687)
USD	1,697,449	EUR	1,442,923	MSCS	6/17/2026	13,303	—
USD	4,516,058	EUR	3,908,115	RBC	6/17/2026	—	(45,404)
USD	14,453,894	EUR	12,386,681	SCB	6/17/2026	—	(3,553)
USD	12,980,038	EUR	11,046,324	SSB	6/17/2026	87,025	—
USD	29,060,020	EUR	25,023,090	UBS	6/17/2026	—	(146,352)
USD	49,656,467	GBP	37,037,428	JPM	6/17/2026	—	(220,332)
USD	200,449	GBP	149,247	RBC	6/17/2026	—	(536)
USD	149,190	GBP	112,110	UBS	6/17/2026	—	(1,784)
USD	7,070,975	JPY	1,107,960,210	BARC	6/17/2026	105,605	—
USD	3,193,475	JPY	502,333,548	CITI	6/17/2026	35,474	—
USD	1,025,201	JPY	161,588,472	MSCS	6/17/2026	9,349	—
USD	8,900,663	JPY	1,400,897,604	SSB	6/17/2026	93,695	—
USD	7,330,160	KRW	10,969,584,724	CITI	6/24/2026	52,658	—
USD	7,330,160	KRW	10,973,982,820	JPM	6/24/2026	49,740	—
USD	13,647,053	MXN	238,268,299	BARC	6/17/2026	—	(78,747)
USD	24,838,091	MXN	443,779,850	GSI	6/17/2026	—	(726,505)
USD	3,087,292	MXN	53,978,839	RBC	6/17/2026	—	(22,239)
USD	11,012,485	MXN	197,531,213	SCB	6/17/2026	—	(366,594)
USD	11,336,838	MXN	203,645,430	SSB	6/17/2026	—	(394,460)
USD	12,340,946	NOK	115,286,096	JPM	6/17/2026	—	(124,198)
USD	33,439,961	NOK	322,905,591	MSCS	6/17/2026	—	(1,473,741)
USD	4,594,147	NOK	42,374,854	SCB	6/17/2026	12,427	—
USD	4,674,639	NZD	7,957,916	ANZ	6/17/2026	—	(93,162)
USD	17,807,551	NZD	30,479,370	BARC	6/17/2026	—	(453,458)
USD	6,199,553	NZD	10,552,414	CITI	6/17/2026	—	(122,681)
USD	35,299,503	NZD	59,420,791	JPM	6/17/2026	—	(301,090)
USD	2,445,402	NZD	4,180,539	MSCS	6/17/2026	—	(59,271)
USD	12,345,058	NZD	21,104,827	UBS	6/17/2026	—	(299,412)
USD	40,770,289	SGD	52,156,688	HUS	6/17/2026	—	(138,134)
						$6,014,782	$(9,949,634)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$208,309,147	—	$208,309,147	—
Foreign government obligations	413,496,339	—	413,496,339	—
Corporate bonds	1,068,973,433	—	1,068,973,433	—
Convertible bonds	44,817,571	—	44,817,571	—
Term loans	279,279,379	—	279,279,379	—
Collateralized mortgage obligations	142,523,048	—	142,523,048	—
Asset-backed securities	62,775,553	—	62,775,553	—
Preferred securities	146,229,334	$146,229,334	—	—
Short-term investments	146,539,472	146,539,472	—	—
Total investments in securities	$2,512,943,276	$292,768,806	$2,220,174,470	—
Derivatives:
Assets
Futures	$354,701	$354,701	—	—
Forward foreign currency contracts	6,014,782	—	$6,014,782	—
Liabilities
Futures	(771,173)	(771,173)	—	—
Forward foreign currency contracts	(9,949,634)	—	(9,949,634)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	14,652,922	$7,073,099	$949,935,988	$(810,448,827)	$(5,736)	$(15,052)	$1,496,315	—	$146,539,472
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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